Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 18, 2018	Nov. 18, 2017	Nov. 18, 2016	Nov. 18, 2015	Nov. 02, 2015
Equity (Textual)
Statutory reserves	$ 5,532,945	$ 4,617,039
Stock based compensation expense	$ 105,276	$ 58,867	$ 123,339
Chief Financial Officer [Member]
Equity (Textual)
Issuance of shares				15,705	15,705	15,705	38	15,667
Two Directors [Member]
Equity (Textual)
Issuance of shares					8,000	8,000
Three Directors [Member]
Equity (Textual)
Issuance of shares								12,000